CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL MANAGEMENT [Abstract]
Disclosure of detailed information about capital [text block]
The Company monitors capital on the basis of the debt to capital ratio, which is calculated as net debts divided by equity attributable to shareholders of the Company.

	As of December 31,
	2017	2016
	RMB’000	RMB’000
Interest-bearing bank borrowings	-	-
Amounts owed to related parties	36,017	35,626
Total debt	36,017	35,626
Less: Cash and cash equivalents (excluding restricted bank balances)	(2,328)	(110)
Net debts	33,689	35,516
Equity attributable to shareholders of the Company	694,530	772,298
Gearing ratio	4.9%	4.6%